Income Taxes (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Summary of major sources of temporary differences and deferred tax effects
The table below provides a summary of the Company's tax assets and liabilities, including deferred tax assets and deferred tax liabilities by major source. Deferred tax balances represent temporary differences between the financial statement and corresponding tax treatment of income, gains, losses, deductions or credits.

	September 30, 2020	September 30, 2019
	(In thousands)
Deferred tax assets
Allowance for credit losses	$44,150	$31,494
REO reserves	265	255
Non-accrual loan interest	892	891
Federal and state tax credits	—	537
Deferred compensation	3,506	3,022
Stock based compensation	2,218	1,876
Lease liability	7,660	—
Other	2,269	2,081
Total deferred tax assets	60,960	40,156
Deferred tax liabilities
FHLB stock dividends	14,637	14,478
Valuation adjustment on available-for-sale securities and cash flow hedges	5,064	4,503
Loan origination fees and costs	7,116	8,385
Premises and equipment	21,399	25,399
Lease right-of-use assets	7,270	—
Other	5,767	2,851
Total deferred tax liabilities	61,253	55,616
Net deferred tax asset (liability)	(293)	(15,460)
Current tax asset (liability)	6,001	10,356
Net tax asset (liability)	$5,708	$(5,104)

Schedule of effective income tax rate reconciliation
The table below presents a reconciliation of the statutory federal income tax rate to the Company's effective income tax rate.

Year ended September 30,	2020	2019	2018
Statutory income tax rate	21%	21%	25%
State income tax	2	2	2
Impact of change in Federal income tax rate	—	—	(2)
Other differences	(2)	(3)	(4)
Effective income tax rate	21%	20%	21%

Schedule of components of income tax expense (benefit)
The following table summarizes the Company's income tax expense (benefit) for the respective periods.

Year ended September 30,	2020	2019	2018
	(In thousands)
Federal:
Current	$49,782	$46,376	$40,314
Deferred	(7,858)	1,916	8,952
	41,924	48,292	49,266
State:
Current	$5,310	$4,557	$4,243
Deferred	(1,486)	(330)	(116)
	3,824	4,227	4,127
Total
Current	55,092	50,933	44,557
Deferred	(9,344)	1,586	8,836
	$45,748	$52,519	$53,393